DEFERRED TAX ASSETS AND LIABILITIES (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Deferred Tax Assets And Liabilities
As of beginning			¥ 5,276
(Credited)/charged to the consolidated statements of profit or loss during the year			(10)
Disposal of PSTT			(5,266)
As of Ending